INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Disclosure of reconciliation of the effective tax rate
The reconciliation of the effective tax rate is as follows:

	2022	2021
	$	$
Net earnings (loss) before income taxes	17,775,766	(43,325,320)
Combined statutory income tax rate in Canada	26.50%	26.50%
Expected income tax expense (recovery)	4,710,578	(11,481,210)
Non-deductible share-based employee remuneration	3,275,949	18,836,477
Change in fair value of share warrant obligations	(26,889,069)	(22,735,914)
Non-deductible accretion expense	16,529	538,444
Change in unrecognized deferred tax assets	18,596,751	13,867,662
Impact of US tax rate applicable to the subsidiary	173,323	223,297
Non-deductible expenses	114,518	818,490
Other	1,421	(67,246)
	—	—

Disclosure of components of deferred income tax assets and liabilities
The components of deferred income tax assets and (liabilities) are as follows:

	December 31, 2022	December 31, 2021
	$	$
Property, plant and equipment	(16,438,000)	(472,000)
Right-of-use assets	(16,202,000)	(12,443,000)
Intangible assets	(37,151,000)	(19,761,000)
Balance of purchase price related to the acquisition of the dealership rights	—	577,000
Lease liabilities	16,051,000	12,719,000
Non-capital losses carry-forward	50,100,000	15,674,000
Research and development expenditures carry-forward	—	874,000
Deferred financing cost	(282,000)	(182,000)
Financing fees and other	3,922,000	3,014,000
	—	—